UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 1, 2022 to November 30, 2022

Commission File Number of issuing entity:	333-179092-01
Central Index Key Number of issuing entity:	0001539816

AEP TEXAS CENTRAL TRANSITION FUNDING III LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-179092
Central Index Key Number of depositor:	0001721781

AEP TEXAS INC.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001721781

AEP TEXAS INC.
(Exact name of sponsor as specified in its charter)

DAVID C. HOUSE, Associate General Counsel AMERICAN ELECTRIC POWER SERVICE CORPORATION (614) 716-1630
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

76-0830689
(IRS Employer Identification No.)

539 N. Carancahua Street, Suite 1700, Corpus Christi, Texas	78401
(Address of principal executive offices of the issuing entity)	(Zip Code)

(361) 881-5399
(Telephone number, including area code)

None
(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-3			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

EXPLANATORY NOTE
The purpose of this Amendment to our Distribution Report on Form 10-D for the semi-annual distribution period from June 1, 2022 to November 30, 2022, as filed with the Securities and Exchange Commission on December 1, 2022 (the “Original Form 10-D”), is to correct the filing links of the Original Form 10-D and the Exhibit 99.1 (Semi-annual Servicer's Certificate). Our original filing inadvertently linked the Semi-annual Servicer's Certificate as the Form 10-D and the Exhibit 99.1 was linked with the Form 10-D. This amended filing corrects those links. No other changes have been made to the Original Form 10-D or Exhibit 99.1.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is November 30, 2022.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated March 7, 2012, and related Prospectus, dated March 2, 2012, of AEP Texas Central Transition Funding III LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on March 9, 2012 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the December 1, 2022 distribution date.

Item 1A. Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

U.S. Bank National Association has provided the following information to the depositor:

In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans, which remains pending.

U.S. Bank denies liability in the NCMSLT Action and believes it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs and that it has meritorious defenses. It has contested and intends to continue contesting the plaintiffs’ claims vigorously.

Item 3. Sale of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6. Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities

None.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Series A Bonds, dated November 29, 2022.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

*99.1	Semi-annual Servicer's Certificate relating to the Series A Bonds, dated November 29, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AEP Texas Central Transition Funding III LLC
(Issuing Entity)

Date: December 1, 2022	By:	AEP Texas Inc., As Servicer

	By:	/s/ Julie A. Sherwood
	Name:	Julie A. Sherwood
	Title	Treasurer and Senior Officer in Charge of the Servicing Function